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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22554

Vertical Capital Income Fund

________________________________________________________________________

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

________________________________________________________________________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021- June 30, 2022

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, 2022 pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

Registrant: Vertical Capital Income Fund									Item 1, Exhibit 1
Investment Company Act file number: 811-22554
Reporting Period:		From July 1, 2021	to June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	There were no proxy votes to report during the Reporting Period.

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title) /s/ Destiny Poninski

Treasurer of the Trust

Date: August 8, 2022